Employee benefits - Fair value of plan assets (Details) - Defined pension benefits - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	$ 9,493	$ 9,743	$ 10,465
Equity securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	244	364
Mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,610	1,633
Emerging market mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	337	328
Government and corporate securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,358	1,536
Government and corporate mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	3,446	3,257
Emerging market bonds - mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	692	669
Insurance contracts
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	99	121
Cash and short-term investments
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	364	379
Private equity
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	114	123
Hedge funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	13	94
Real estate
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,149	1,180
Commodities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	67	59
Level 1
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	953	1,111
Level 1 | Equity securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	244	364
Level 1 | Government and corporate securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	449	587
Level 1 | Cash and short-term investments
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	260	160
Level 2
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	7,297	7,309
Level 2 | Mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,610	1,633
Level 2 | Emerging market mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	337	328
Level 2 | Government and corporate securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	909	949
Level 2 | Government and corporate mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	3,446	3,257
Level 2 | Emerging market bonds - mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	692	669
Level 2 | Insurance contracts
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	99	121
Level 2 | Cash and short-term investments
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	104	219
Level 2 | Real estate
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	33	74
Level 2 | Commodities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	67	59
Level 3
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,243	1,323	1,071
Level 3 | Private equity
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	114	123	136
Level 3 | Hedge funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	13	94	93
Level 3 | Real estate
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	$ 1,116	$ 1,106	$ 842